STOCK OPTIONS	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.	STOCK OPTIONS

The purpose of the Company’s stock option plan, is to attract, retain and motivate persons of training, experience and leadership to the Company, including their directors, officers and employees, and to advance the interests of the Company by providing such persons with the opportunity, through share options, to acquire an increased proprietary interest in the Company.

Options may be granted in respect of authorized and unissued shares, provided that the aggregate number of shares reserved for issuance upon the exercise of all Options granted under the Plan, shall not exceed 10,800,000 or such greater number of shares as may be determined by the Board and approved, if required, by the shareholders of the Company and by any applicable stock exchange or other regulatory authority. Optioned shares in respect of which options are not exercised shall be available for subsequent options.

On April 11, 2014 and June 20, 2014 the Company issued 657,430 and 264,230 options to employees and a consultant at an exercise price of $0.165 and $0.23, respectively, with a term of seven years. The options vest one-third on grant date and two thirds equally over the subsequent two years on the anniversary date. During the year ended December 31, 2014, 125,824 of the 657,430 options were cancelled. On February 26, 2015, as a result of the Merger, the options were re-valued. The fair value, as re-measured, of the 531,606 options issued in April 2014 and the 264,230 options issued in June 2014 was $230,930 and $118,957 respectively. During the year ended December 31, 2015, 188,736 options were cancelled and $83,034 and $18,619 (December 31, 2014 - $82,038 and $30,535) has been recorded as share-based compensation related to the vesting of these stock options.

On July 1, 2014, the Company issued 2,972,592 options to management of the Company, at an exercise price of $0.23 with a term of 7 years, which vested May 27, 2015. On February 26, 2015, as a result of the Merger, the options were re-valued at a fair value of $1,259,487, which has been recorded as share-based compensation in the year ended December 31, 2015.

On February 17, 2015, the Company issued 314,560 options to a director, employees and a consultant with an exercise price of $0.23, that vest one third immediately and two thirds over the next two anniversary dates with an expiry date of seven years. The grant date fair value of the options was $136,613. During the year ended December 31, 2015, 78,643 options were cancelled and $63,774 has been recorded as share-based compensation related to the vesting of these stock options.

On November 24, 2015, the Company issued 650,000 options granted to employees that vest over three years at the anniversary date. During the year ended December 31, 2015, $23,442 has been recorded as share-based compensation related to the vesting of these options. The grant date fair value of the options was $694,384.

On December 14, 2015, the Company issued 2,495,000 options granted to employees, directors and consultants that vest over three years at the anniversary date. During the year ended December 31, 2015, $19,552 has been recorded as share-based compensation expenses related to the vesting of these options. The grant date fair value of the options was $1,260,437.

These options granted and revalued during the year ended December 31, 2015 were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life	Risk	Dividend	Forfeiture	Expected	Grant date
Grant date	in years	free rate	rate	rate	volatility	fair value
February 17, 2015	5.00	1.59%	0%	0%	114%	$136,613
July 1, 2014	4.35	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	6.32	1.59%	0%	0%	114%	$118,957
April 11, 2014	4.14	1.59%	0%	0%	114%	$230,930
November 24, 2015	7	1.59%	0%	0%	114%	$694,384
December 14, 2015	7	1.59%	0%	0%	114%	$1,260,437

A summary of the Company’s outstanding options is as follows

		Weighted-Average
	Number of Options	Exercise Price ($)
Outstanding, December 31, 2013	1,310,665	0.19
Exercised	(1,310,665)	0.19
Issued	3,894,252	0.22
Cancelled	(125,824)	0.17
Outstanding, December 31, 2014	3,768,428	0.22
Cancelled as a result of Merger	(3,768,428)	0.22
Re-issued as part of Merger	3,768,428	0.22
Issued	3,459,560	0.97
Cancelled	(267,379)	0.22
Outstanding, December 31, 2015	6,960,609	0.59

The following is a summary of stock options outstanding and exercisable as of December 31, 2015:

			Number of
Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	500,150	April 1, 2021	354,404
0.23	106,950	June 20, 2021	71,300
0.23	2,972,592	July 1, 2021	2,972,592
0.23	235,917	February 17, 2022	78,643
1.22	650,000	November 24, 2022	-
1.00	2,495,000	December 14, 2022	-
	6,960,609		3,476,939

The weighted-average remaining contractual term of the outstanding options is 6.16 (2014 – 6.47) and for the options that are exercisable 5.49 (2014 – 6.33).